Commitments and Contingencies (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 9. COMMITMENTS AND CONTINGENCIES

In 2015, the Company entered into two twenty-five-year non-cancelable lease agreements for land on which they constructed solar arrays. One lease has fixed annual rent of $2,500. The second lease has annual rent of $2,500 with an annual increase of 2%.

In 2017, the Company entered into a twenty-year non-cancelable lease agreement for land on which it constructed solar arrays. The lease has annual rent of $3,500 with an annual increase of 2%.

In 2018, the Company entered into a twenty-year non-cancelable lease agreement for land on which it constructed solar arrays. The lease has annual rent of $26,000.

In 2019, the Company entered into a two-year non-cancelable lease agreement for equipment used in solar installations. The leases have a combined annual rent of $45,832.

The Company occasionally pays rent for storage on a month-to-month basis.

Total rent expense for all of the non-cancelable leases above were $5,000 and $128 for the three months ended June 30, 2020 and 2019, respectively. Total rent expense for all of the non-cancelable leases above were $17,030 and $26,128 for the six months ended June 30, 2020 and 2019, respectively.

The Company also rents equipment to be used on jobs under varying terms not exceeding one year. Total rent expense under short term rental agreements was $28,628 and $36,386 for the three months ended June 30, 2020 and 2019, respectively. The Company also rents equipment to be used on jobs under varying terms not exceeding one year. Total rent expense under short term rental agreements was $116,254 and $80,509 for the six months ended June 30, 2020 and 2019, respectively.

Future minimum lease payments required under all of the non-cancelable operating leases are as follows:

Year ending December 31:	Amount

Remainder of 2020	$50,672
2021	54,201
2022	35,236
2023	35,371
2024	35,508
2025	35,231
Thereafter	448,546

$694,765

9.	COMMITTMENTS AND CONTINGENCIES

In 2015 the Company entered into two twenty-five-year non-cancelable lease agreements for land on which they constructed solar arrays. One lease has fixed annual rent of $2,500. The second lease has annual rent of $2,500 with an annual increase of 2%.

In 2017 the Company entered into a twenty-year non-cancelable lease agreement for land on which it constructed solar arrays. The lease has annual rent of $3,500 with an annual increase of 2%.

In 2018 the Company entered into a twenty-year non-cancelable lease agreement for land on which it constructed solar arrays. The lease has annual rent of $26,000.

In 2019 the Company entered into a two-year non-cancelable lease agreement for equipment used in solar installations. The leases have a combined annual rent of $45,832.

The Company leases a vehicle under a non-cancelable operating lease. In addition, the Company occasionally pays rent for storage on a month-to-month basis.

Total rent expense for all of the non-cancelable leases above were $58,605 and $50,087 for the years ended December 31, 2019 and 2018, respectively.

The Company also rents equipment to be used on jobs under varying terms not exceeding one year. Total rent expense under short term rental agreements was $384,536 and $193,442 for the year ended December 31, 2019 and 2018, respectively.

Future minimum lease payments required under all of the non-cancelable operating leases are as follows:

Year ending December 31:	Amount

2020	$80,806
2021	54,201
2022	35,236
2023	35,371
2024	35,508
Thereafter	483,777
$724,899